TAXES ON INCOME - Significant components of the Group's deferred tax liabilities and assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforward	$ 23,807	$ 27,859
Operating lease liabilities	1,509	2,247
Marketable Securities	1,837	207
Forward and cylinder	566
Reserves and allowances	7,238	6,557
Net deferred tax assets before valuation allowance	34,957	36,870
Less - valuation allowance	(24,395)	(26,022)
Deferred tax asset	10,562	10,848
Operating lease ROU assets	(1,489)	(1,943)
Other	(356)	(612)
Deferred tax liability	$ (1,845)	$ (2,555)